Expense Example (Invesco Van Kampen Harbor Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Harbor Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 652
3 Years	869
5 Years	1,103
10 Years	1,773
Class B, Invesco Van Kampen Harbor Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	684
3 Years	869
5 Years	1,180
10 Years	1,930
Class C, Invesco Van Kampen Harbor Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	284
3 Years	569
5 Years	980
10 Years	2,127
Class Y, Invesco Van Kampen Harbor Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	83
3 Years	259
5 Years	450
10 Years	$ 1,002